DEBT (Narrative) (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Feb. 10, 2021 USD ($)	May 01, 2019 CAD ($)	Aug. 31, 2019 CAD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from equipment financings						$ 34,013
2022 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notes issued				$ 250,000
Maturity date				June 15, 2022
Interest rate				8.75%
2026 Senior Secured Notes [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Notes issued	$ 400,000,000
Interest rate	7.00%
Redemption price percentage	102.188%
Lease liabilities [Member] | IFRS 16 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of leased assets					$ 32,449	$ 37,254
Lease liabilities [Member] | IFRS 16 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate					4.20%
Lease Term					8 months
Lease liabilities [Member] | IFRS 16 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate					6.30%
Lease Term					70 months
Secured equipment loans [Member] | Gibraltar Mines [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate					5.20%
Lease Term					48 months
Secured equipment loans [Member] | Gibraltar Mines [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate					6.40%
Lease Term					60 months
Equipment loan [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from equipment financings		$ 13,875	$ 7,977